Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited), October 31, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks 98.7%
Copper 0.4%
a
Imperial Metals Corp. .................................. Canada 1,950,300 $ 4,435,827
a
Diversified Metals & Mining 7.1%
a,b
Adventus Mining Corp., 144A ............................ Canada 6,350,000 4,623,555
a,b
Bluestone Resources, Inc., 144A .......................... Canada 6,500,000 9,465,546
a
Clean Air Metals, Inc. .................................. Canada 3,800,000 869,990
a,b,c
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 2,552,169
a,c
Geopacific Resources Ltd. .............................. Australia 13,001,094 4,956,276
a,b
INV Metals, Inc., 144A .................................. Canada 6,565,000 2,020,454
a,b
Ivanhoe Mines Ltd., 144A ............................... Canada 5,735,000 22,557,724
a,b
Ivanhoe Mines Ltd., A, 144A ............................. Canada 841,800 3,311,088
a
Mawson Gold Ltd. ..................................... Canada 7,700,000 2,051,869
a,d
Orla Mining Ltd. ...................................... Canada 3,490,713 14,070,807
a,b
Orla Mining Ltd., 144A .................................. Canada 2,000,000 8,061,853
b,e,f
Osisko Development Corp., 144A ......................... Canada 1,015,000 5,714,232
a,b,c
Talisker Resources Ltd., 144A ............................ Canada 4,000,000 1,095,932
b,c,e,f
Talisker Resources Ltd., 144A ............................ Canada 11,300,000 2,893,214
a,b,e,f
Vizsla Resources Corp., 144A ............................ Canada 3,350,000 3,388,995
87,633,704
Environmental & Facilities Services 0.2%
a
Clean TeQ Holdings Ltd. ................................ Australia 13,600,000 2,587,463
a
Gold 79.7%
Agnico Eagle Mines Ltd. ................................ Canada 122,000 9,673,380
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,828,316 25,837,416
Alamos Gold, Inc., (USD Traded), A ........................ Canada 2,364,500 21,635,175
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,794,823 41,532,204
a,b
Argonaut Gold, Inc., 144A ............................... United States 2,350,000 4,374,719
b,e,f
Artemis Gold, Inc., 144A ................................ Canada 1,725,000 6,290,551
a,b,c
Ascot Resources Ltd., 144A ............................. Canada 16,220,000 13,027,624
B2Gold Corp. ........................................ Canada 8,593,694 55,282,959
Barrick Gold Corp. .................................... Canada 3,084,383 82,445,558
a,b,c
Battle North Gold Corp., 144A ............................ Canada 9,608,900 13,127,307
a,d
Belo Sun Mining Corp. ................................. Canada 3,500,000 3,205,224
a,b
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 3,479,958
a
Breaker Resources NL ................................. Australia 16,000,000 2,029,278
Centamin plc ......................................... Egypt 12,915,200 20,768,473
Centerra Gold, Inc. .................................... Kyrgyzstan 325,700 2,845,780
a,b
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,893,400 25,280,871
a,c
Chalice Gold Mines Ltd. ................................ Australia 19,693,759 37,578,022
a
Corvus Gold, Inc. ..................................... Canada 2,000,000 4,593,905
a,c
Dacian Gold Ltd. ...................................... Australia 32,555,556 8,163,274
b
Dundee Precious Metals, Inc., 144A ....................... Canada 2,310,000 15,328,329
a
Eldorado Gold Corp. ................................... Turkey 1,848,724 23,174,967
a
Emerald Resources NL ................................. Australia 17,070,000 7,327,810
a
Endeavour Mining Corp. ................................ Ivory Coast 1,212,222 29,736,838
a,b
First Mining Gold Corp., 144A ............................ Canada 7,500,000 2,420,808
a
Galiano Gold, Inc. ..................................... Canada 9,572,375 12,933,700
a
Gascoyne Resources Ltd. ............................... Australia 8,368,370 2,764,600
Gold Fields Ltd. ....................................... South Africa 749,800 8,108,703
a
Gold Standard Ventures Corp. ............................ Canada 4,070,000 2,719,036
a
Golden Star Resources Ltd. ............................. United States 3,689,533 14,979,504
a
Great Panther Mining Ltd. ............................... Canada 5,171,889 4,137,511
a,b,c
HighGold Mining, Inc., 144A ............................. Canada 3,840,000 6,629,635
a,b,c,e,f
HighGold Mining, Inc., 144A ............................. Canada 463,000 781,474
a,d
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 7,040,234
a
Integra Resources Corp., (USD Traded) .................... Canada 300,000 933,000
Kirkland Lake Gold Ltd. ................................. Canada 531,123 24,199,945

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,d
Liberty Gold Corp. ..................................... Canada 10,688,100 $ 14,280,752
a,b,c,d
Lion One Metals Ltd., 144A .............................. Canada 5,778,000 6,982,870
a,b,c
Lion One Metals Ltd., 144A .............................. Canada 2,935,000 3,547,027
a,e,f
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,b,e,f
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 2,306,000 4,015,853
a
Midas Gold Corp. ..................................... Canada 3,620,900 3,098,503
a,b
Midas Gold Corp., 144A ................................ Canada 4,030,000 3,448,581
Newcrest Mining Ltd. ................................... Australia 2,396,914 49,705,978
Newmont Corp. ....................................... United States 935,614 58,793,984
Northern Star Resources Ltd. ............................ Australia 973,054 10,279,251
a
O3 Mining, Inc. ....................................... Canada 1,850,000 4,027,173
a
OceanaGold Corp. .................................... Australia 5,762,689 7,526,707
a
OceanaGold Corp. .................................... Australia 3,325,799 4,343,860
Osisko Gold Royalties Ltd. .............................. Canada 275,000 3,075,739
a
Pantoro Ltd. ......................................... Australia 38,400,000 5,286,258
a
Perseus Mining Ltd. ................................... Australia 41,558,141 35,942,971
a,b
Premier Gold Mines Ltd., 144A ........................... Canada 2,868,750 5,900,296
a
Pretium Resources, Inc. ................................ Canada 2,109,000 25,725,304
a,c
Red 5 Ltd. ........................................... Australia 162,268,146 31,543,159
a,c
RTG Mining, Inc. ...................................... Australia 1,769,918 239,142
a,b,c
RTG Mining, Inc., 144A ................................. Australia 2,397,790 323,977
a,c
RTG Mining, Inc., CDI .................................. Australia 50,687,582 7,303,802
a
Saturn Metals Ltd. ..................................... Australia 2,740,539 1,386,954
b
Shandong Gold Mining Co. Ltd., H, 144A, Reg S .............. China 2,100,000 4,974,225
a,d
Skeena Resources Ltd. ................................. Canada 7,150,000 12,719,937
a
SolGold plc, (CAD Traded) .............................. Australia 14,650,000 6,598,108
a
SolGold plc, (GBP Traded) .............................. Australia 7,000,000 3,105,602
a
SSR Mining, Inc. ...................................... Canada 1,986,555 36,772,591
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 6,136,836 322,458
a,b
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 860,857
a,b
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 525,447
St. Barbara Ltd. ....................................... Australia 9,008,021 16,939,172
a,b,c
Superior Gold, Inc., 144A ............................... Canada 5,350,000 2,811,139
a
Teranga Gold Corp. .................................... Canada 3,657,751 38,054,668
a
Torex Gold Resources, Inc. .............................. Canada 86,100 1,160,754
a,b
Torex Gold Resources, Inc., 144A ......................... Canada 1,450,000 19,548,116
a
West African Resources Ltd. ............................. Australia 10,250,000 6,957,343
a
Wiluna Mining Corp. Ltd. ................................ Australia 4,524,000 5,479,532
987,995,862
Precious Metals & Minerals 9.5%
Anglo American Platinum Ltd. ............................ South Africa 206,656 13,682,838
a,c,d
Benchmark Metals, Inc. ................................. Canada 6,890,300 5,120,400
a
Eastern Platinum Ltd. .................................. Canada 2,592,102 729,649
Fresnillo plc ......................................... Mexico 275,000 4,147,213
a,b
GoGold Resources, Inc., 144A ........................... Canada 8,787,858 9,696,856
Impala Platinum Holdings Ltd. ............................ South Africa 2,480,000 22,071,380
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,506,100 13,283,802
a
Northam Platinum Ltd. ................................. South Africa 1,149,019 11,038,982
a
Osisko Mining, Inc. .................................... Canada 6,250,000 17,217,760
a,c,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,242,787 3,973,110
a,b,c
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 10,000 17,715
a,b,c
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 173,182
a,c
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 36,628 64,887
a,c,d
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,641,856 8,216,085
a
Royal Bafokeng Platinum Ltd. ............................ South Africa 2,193,527 7,908,925
117,342,784

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Precious Metals & Minerals (continued)
Silver 1.8%
a
Hochschild Mining plc .................................. Peru 3,268,520 $ 9,322,613
a,b
MAG Silver Corp., 144A ................................ Canada 432,000 7,299,444
Pan American Silver Corp. .............................. Canada 180,021 5,721,430
22,343,487
Total Common Stocks (Cost $842,232,806) .....................................
1,222,339,127
Rights
a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/20/49 ................... Canada 1,850,600 1,332,432
Total Rights (Cost $856,771) ..................................................
1,332,432
Warrants
a a a
Warrants 0.3%
Diversified Metals & Mining 0.1%
a,e,f
Bluestone Resources, Inc. , 3/19/21 ........................ Canada 550,000 130,995
a,e,f
Clean Air Metals, Inc. , 2/11/22 ............................ Canada 1,900,000 70,280
a,c,e,f
Euro Sun Mining, Inc. , 6/05/21 ........................... Canada 5,000,000 184,330
a,e,f
Mawson Gold Ltd. , 5/20/22 .............................. Canada 3,850,000 234,159
a,e,f
Orla Mining Ltd. , 2/15/21 ................................ Canada 460,000 1,042,786
a,b,c,e,f
Talisker Resources Ltd. , 144A, 8/13/21 ..................... Canada 5,650,000 118,454
a,b,e,f
Vizsla Resources Corp. , 144A, 7/30/22 ..................... Canada 3,350,000 185,354
1,966,358
Gold 0.1%
a,b,e
First Mining Gold Corp. , 144A, 8/26/22 ..................... Canada 3,750,000 86,924
a,e,f
Marathon Gold Corp. , 5/26/21 ............................ Canada 1,153,000 481,410
a,e,f
O3 Mining, Inc. , 6/18/22 ................................ Canada 850,000 399,117
967,451
Precious Metals & Minerals 0.1%
a,e,f
Osisko Mining, Inc. , 12/23/21 ............................ Canada 2,125,000 909,441
Total Warrants (Cost $172,099) ................................................
3,843,250
Principal
Amount
*
Convertible Bonds 0.2%
Precious Metals & Minerals 0.2%
c
Platinum Group Metals Ltd., Sub. Note, 6.875%, 7/01/22 ........ South Africa 3,000,000 2,317,500
Total Convertible Bonds (Cost $3,000,000) .....................................
2,317,500
Total Long Term Inve stments (Cost $846,261,676) ...............................
1,229,832,309
a
Short Term Investments 0.3%
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 3,184,000 3,184,000

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 11 .
Short Term Investments
(continued)
a a
Principal
Amount a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Repurchase Agreements 0.1%
i
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 0.07%,
11/02/20 (Maturity Value $796,647)
Collateralized by U.S. Treasury Notes, 0.155% - 2.625%, 7/31/22 -
3/31/25 (valued at $812,578) ........................... 796,644 $ 796,644
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,980,644) .................................................................
3,980,644
Total Short Term Investments (Cost $3,980,644 ) .................................
3,980,644
a
Total Investments (Cost $850,242,320) 99.6% ...................................
$1,233,812,953
Other Assets, less Liabilities 0.4% .............................................
4,975,658
Net Assets 100.0% ...........................................................
$1,238,788,611
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $222,926,502, representing 18.0% of net assets.
c
See Note 6 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at October 31, 2020.
e
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
f
See Note 5 regarding restricted securities.
g
See Note 7 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2020, all repurchase agreements had been entered into on that date.

Franklin Gold and Precious Metals Fund

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier.  Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
 When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At October 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 (1933 Act), were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund
1,725,000 Artemis Gold, Inc., 144A ....................... 6/29/20 $ 3,404,854 $ 6,290,551
550,000
a
Bluestone Resources, Inc., 3/19/21 .............. 2/20/19 76,682 130,995
1,900,000
b
Clean Air Metals, Inc., 2/11/22 .................. 2/04/20 — 70,280
5,000,000
c
Euro Sun Mining, Inc., 6/05/21 .................. 6/09/20 — 184,330
463,000
d
HighGold Mining, Inc., 144A .................... 7/23/20 597,575 781,474
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 14,750,154 —
1,153,000
e
Marathon Gold Corp., 5/26/21 .................. 5/27/20 — 481,410
3,850,000
f
Mawson Gold Ltd., 5/20/22 ..................... 5/22/20 — 234,159
850,000
g
O3 Mining, Inc., 6/18/22 ....................... 6/23/20 — 399,117
460,000
h
Orla Mining Ltd., 2/15/21 ...................... 2/12/18 95,417 1,042,786
1,015,000 Osisko Development Corp., 144A ................ 10/23/20 5,796,025 5,714,232
2,125,000
i
Osisko Mining, Inc., 12/23/21 ................... 6/24/20 — 909,441
11,300,000
j
Talisker Resources Ltd., 144A .................. 8/12/20 3,920,356 2,893,214
5,650,000
j
Talisker Resources Ltd., 144A, 8/13/21 ............ 8/17/20 — 118,454
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2020, investments in “affiliated companies” were as follows:
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund (continued)
3,350,000 Vizsla Resources Corp., 144A .................. 8/03/20 $ 4,673,605 $ 3,388,995
3,350,000 Vizsla Resources Corp., 144A, 7/30/22 ............ 7/23/20 — 185,354
Total Restricted Securities (Value is 1.83% of Net Assets) ............. $35,412,684 $22,824,792
a
The Fund also invests in unrestricted securities of the issuer, valued at $9,465,546 as of October 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $869,990 as of October 31, 2020.
c
The Fund also invests in unrestricted securities of the issuer, valued at $2,552,169 as of October 31, 2020.
d
The Fund also invests in unrestricted securities of the issuer, valued at $6,629,635 as of October 31, 2020.
e
The Fund also invests in unrestricted securities of the issuer, valued at $4,015,853 as of October 31, 2020.
f
The Fund also invests in unrestricted securities of the issuer, valued at $2,051,869 as of October 31, 2020.
g
The Fund also invests in unrestricted securities of the issuer, valued at $4,027,173 as of October 31, 2020.
h
The Fund also invests in unrestricted securities of the issuer, valued at $22,132,660 as of October 31, 2020.
i
The Fund also invests in unrestricted securities of the issuer, valued at $17,217,760 as of October 31, 2020.
j
The Fund also invests in unrestricted securities of the issuer, valued at $1,095,932 as of October 31, 2020.
Value at
Beginning
of Period Purchases
a
Sales
a
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd., 144A .. $ 13,441,989 $ — $ — $ — $ (414,365) $ 13,027,624 16,220,000 $ —
Battle North Gold Corp., 144A 11,899,142 2,240,133 — — (1,011,968) 13,127,307 9,608,900 —
Benchmark Metals Inc ..... — 6,561,194 — — (1,440,794) 5,120,400 6,890,300 —
Chalice Gold Mines Ltd ..... 21,059,387 — (10,784,900) 7,822,014 19,481,521 37,578,022 19,693,759 —
Dacian Gold Ltd .......... 7,673,415 — — — 489,859 8,163,274 32,555,556 —
Euro Sun Mining, Inc., 144A . 4,106,316 — — — (1,554,147) 2,552,169 10,000,000 —
Euro Sun Mining, Inc., 6/05/21 888,663 — — — (704,333) 184,330 5,000,000 —
Geopacific Resources Ltd ... 5,744,253 — — — (787,977) 4,956,276 13,001,094 —
HighGold Mining, Inc., 144A . 6,523,515 — — — 887,595 7,411,110 4,303,000 —
Lion One Metals Ltd., 144A .. 14,317,873 1,076,702 (635,627) 372,505 (4,601,556) 10,529,897 8,713,000 —
Lion One Metals Ltd., 6/06/21 922,513 — (86,777) 620 (836,355) — — —
Platinum Group Metals Ltd.,
(CAD Traded) ......... 4,872,712 — — — (899,602) 3,973,110 2,242,787 —
Platinum Group Metals Ltd.,
(CAD Traded), 144A ..... 234,121 — — — (43,224) 190,897 107,760 —
Platinum Group Metals Ltd.,
(USD Traded) ......... 10,375,614 — (245,418) (6,370,415) 4,521,191 8,280,972 4,678,484 —
Red 5 Ltd .............. 29,322,847 — — — 2,220,312 31,543,159 162,268,146 —
5. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2020, the Fund held investments in affiliated management investment companies as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund (continued)
Non-Controlled Affiliates
RTG Mining, Inc ......... $ 171,785 $ — $ — $ — $ 67,357 $ 239,142 1,769,918 $ —
RTG Mining, Inc., 144A ..... 232,726 — — — 91,251 323,977 2,397,790 —
RTG Mining, Inc., CDI ...... 4,527,352 — — — 2,776,451 7,303,803 50,687,582 —
Superior Gold, Inc., 144A ... — 2,837,874 — — (26,735) 2,811,139 5,350,000 —
Talisker Resources Ltd., 144A — 5,109,466 — — (1,120,320) 3,989,146 15,300,000 —
Talisker Resources Ltd., 144A,
8/13/21 .............. — — — — 118,454 118,454 5,650,000 —
Interest
Platinum Group Metals Ltd.,
Sub. Note, 6.875%, 7/01/22 2,257,500 — — — 60,000 2,317,500 3,000,000 51,563
b
Total Affiliated Securities
(Value is 13.2% of Net
Assets) .............. $138,571,723 $17,825,369 $(11,752,722) 1,824,724 17,272,615 $163,741,709 $51,563
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
Includes non-cash dividend/interest received.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $11,151,454 $79,170,982 $(90,322,436) $— $— $— $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $4,254,000 $45,196,000 $(46,266,000) $ — $ — $3,184,000 3,184,000 $—
Total Affiliated Securities .... $15,405,454 $124,366,982 $(136,588,436) $— $— $3,184,000 $—
6. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 4,435,827 $ — $ — $ 4,435,827
Diversified Metals & Mining ............... 70,680,987 4,956,276 11,996,441 87,633,704
Environmental & Facilities Services ......... — 2,587,463 — 2,587,463
Gold ................................ 729,840,388 251,083,449 7,072,025
b
987,995,862
Precious Metals & Minerals ............... 66,402,371 50,940,413 — 117,342,784
Silver ............................... 13,020,874 9,322,613 — 22,343,487
Rights ................................ 1,332,432 — — 1,332,432
Warrants .............................. — — 3,843,250 3,843,250
Convertible Bonds ....................... — 2,317,500 — 2,317,500
Short Term Investments ................... 3,184,000 796,644 — 3,980,644
Total Investments in Securities ........... $888,896,879 $322,004,358 $22,911,716 $1,233,812,953
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at October 31, 2020.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 20,121,498 $ 9,716,382 $ — $ — $ (11,755,011) $ — $ — $ (6,086,428) $ 11,996,441 $ (4,784,874)
Gold ............ 16,111,904
b
— — — (13,147,032) — — 4,107,153 7,072,025
b
495,015
Warrants
Diversified Metals &
Mining ......... 2,839,658 —
b
— — — — — (873,300) 1,966,358 (873,300)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2020, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Gold and Precious Metals Fund (continued)
Assets:
Investments in Securities:
Warrants
Gold ............ $ 3,185,251 —
b
$ (86,835) $ — $ — $ — $ 623 $ (2,131,588) $ 967,451 $ 80,795
Precious Metals &
Minerals ........ 422,912 $ —
b
— — — — — 486,529 909,441 486,529
Total Investments in Securities . $42,681,223 $9,716,382 $(86,835) $— $(24,902,043) — 623 (4,497,634) $22,911,716 (4,595,835)
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Metals & Mining $6,282,209 Market comparables Lockup Discount 3.0% - 6.6%
(4.7%)
Decrease
Gold.............. 6,290,551 Market comparables Lockup Discount 0.09% Decrease
All Other Investments 10,338,956
c,d
Total.................... $22,911,716
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
d
Includes securities determined to have no value at October 31, 2020.
8. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Currency
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Voting Rights
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.